Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2022
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2021	12/31/2022

Computable capital:	168,616	143,832
Core capital	165,626	165,974
Supplementary capital	27,928	26,827
Deductible items	(49,547)	(62,625)
Subordinated Additional Tier I Capital Notes (see Note 22.c)	24,609	13,656

Capital requirements:	62,564	59,366
Market risk	15,354	14,945
Credit risk	41,416	38,123
Operational risk	5,794	6,298

Excess of capital requirements	106,052	84,466
Risk-weighted assets	782,050	742,079

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2021	12/31/2022

Net Capital / Required Capital	2.70	2.42
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	14.84%	13.93%
Minimum capital requirements	8.20%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	17.99%	15.77%
Minimum capital requirements	9.70%	9.70%

Net Capital / Assets subject to Credit Risk	32.57%	30.18%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	21.56%	19.38%

Minimum capital requirements	11.70%	11.70%